Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended						3 Months Ended				12 Months Ended																																		1 Months Ended	3 Months Ended			15 Months Ended						1 Months Ended	12 Months Ended
	Mar. 11, 2013	Apr. 30, 2012	Apr. 20, 2011	Dec. 31, 2009	Sep. 30, 2009	Jul. 30, 2009	Dec. 02, 2002	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2012	Dec. 31, 2009	Jun. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Mar. 31, 2010	Aug. 31, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2007	Apr. 30, 2007	Dec. 31, 2006	Sep. 30, 2006	Aug. 31, 2006	May 31, 2006	Mar. 31, 2006	Dec. 31, 2005	Sep. 30, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2004	Nov. 26, 2004	Nov. 16, 2004	Dec. 31, 2003	Nov. 19, 2003	Nov. 26, 2002	Apr. 20, 2011 Network 1 Financial Securities [Member]	Dec. 31, 2012 Network 1 Financial Securities [Member]	Jun. 30, 2012 Network 1 Financial Securities [Member]	Mar. 31, 2010 Network 1 Financial Securities [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member]	Dec. 31, 2011 Network 1 Financial Securities [Member]	Feb. 28, 2007 Private Placement [Member]	Jan. 31, 2007 Private Placement [Member]	Jun. 30, 2005 Private Placement [Member]	Mar. 31, 2005 Private Placement [Member]	Feb. 22, 2013 Subsequent Event [Member] Private Placement [Member]	Dec. 31, 2012 Subsequent Event [Member] Private Placement [Member]	Dec. 31, 2012 Subsequent Event [Member] Private Placement [Member] Network 1 Financial Securities [Member]
Subsequent Event [Line Items]
Value of units issued under security purchase agreement																																																								$ 2,550,000
Purchase price per unit																																																								$ 0.75
Convertible preferred stock												8.00%																																												8.00%
Preferred stock, par value									$ 0.001			$ 0.001							$ 0.001																																					$ 0.001
Common stock purchase warrant																																																								1.25
Common stock, par value									$ 0.001			$ 0.001							$ 0.001																																					$ 0.001
Actual price of warrants exercised				0.935	0.98					0.935	0.935		0.935							1.00		0.935			1.00	1.00	0.50	1.00						2.13	0.935	0.935	0.935	1.00	1.00	1.00	1.00	1.00	1.25	1.00	0.001											1.00	1.00
Gross proceeds of common stock and warrants																																																									2,620,634
Common Stock to be Issued on Exercise of Warrant				338,000	545,625					338,000	1,830,164		338,000	2,000	1,497,528	7,527,279	439,443	123,334		1,584,760	100,016	292,112	203,500	1,156,555	1,075,104	197,013	80,000	2,305,756	260,000	260,000	330,881	732,534	732,534	350,000				325,500	322,000		525,000		100,000		452,919	649,518	317,249	371,035			500,000						3,494,179	349,418
Warrants exercise period																																																								5 years	5 years
Purchase Price Per Equity																																																									$ 0.75
Payment of private placement fees																																																									$ 340,682
Percentage Of Shares Purchased Under Private Offering																																																									100.00%
Percentage of Shares sold under private offering																																																									10.00%
Subsequent Events (Textual) [Abstract]
Purchase price of common stock share	$ 0.75			$ 0.90						$ 0.90	$ 0.75		$ 0.90																																							$ 1.05	$ 1.00	$ 0.75	$ 0.75
Warrant coverage	100.00%
Exercise price of common stock	$ 1.00	$ 1.00	$ 1.25	$ 1.00	$ 1.00	$ 1.50	$ 0.50	$ 1.25	$ 1.25	$ 0.95	$ 1.50		$ 1.00																																	$ 1.12	$ 1.00	$ 1.12	$ 1.00	$ 1.00
Percentage of shares purchase	(75.00%)